Assets Held and Liability for Employees' Severance Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Severance costs	$ 761	$ 543	$ 432